SHARE-BASED COMPENSATION - Summary of Share-Based Compensation Expenses by Function (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	¥ 47,313	¥ 26,534	¥ (19,122)
General and administrative expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	44,088	¥ 26,534	(24,091)
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,709		(2,216)
Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	¥ 1,516		5,036
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			¥ 2,149